Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Pre-effective Amendment No. 1
Entity Registrant Name	KONA GOLD BEVERAGE, INC.
Entity Central Index Key	0001802546
Entity Tax Identification Number	81-5175120
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	746 North Drive
Entity Address, Address Line Two	Suite A
Entity Address, Address Line Three	Melbourne
Entity Address, City or Town	Florida
Entity Address, Postal Zip Code	32934
City Area Code	(844)
Local Phone Number	714-2224
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true